Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Cumulative effect of change in accounting principle	Common Stock Class B	Total Corebridge Shareholders' Equity	Total Corebridge Shareholders' Equity Cumulative effect of change in accounting principle	Total Corebridge Shareholders' Equity Common Stock Class B	Additional Paid-In Capital	Retained Earnings	Retained Earnings Common Stock Class B	Common Stock	Common Stock Common Stock Class A	Common Stock Common Stock Class B	Shareholders' Net Investment	Shareholders' Net Investment Cumulative effect of change in accounting principle	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative effect of change in accounting principle	Non- Redeemable Noncontrolling Interests
Balance, beginning of period at Dec. 31, 2019	$ 33,679	$ (246)		$ 31,805	$ (246)		$ 0	$ 0		$ 0	$ 5	$ 1	$ 22,470	$ (246)	$ 9,329		$ 1,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in net investment	(296)			(296)									(296)
Net income attributable to Corebridge or noncontrolling interests	866			642				642									224
Other comprehensive income (loss)	5,330			5,324											5,324		6
Changes in noncontrolling interests due to divestitures and acquisitions	633																633
Contributions from noncontrolling interests	268																268
Distributions to noncontrolling interests	(454)																(454)
Other	1			3									3				(2)
Balance, end of period at Dec. 31, 2020	$ 39,781	$ (1,157)		37,232	$ (1,157)		0	0		0	5	1	22,573	$ 1,192	14,653	$ (2,349)	2,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-02 [Member]
Change in net investment	$ (13,004)			(13,004)									(13,004)
Net income attributable to Corebridge or noncontrolling interests	9,172			8,243				8,243									929
Other comprehensive income (loss)	(4,091)			(4,091)											(4,091)
Changes in noncontrolling interests due to divestitures and acquisitions	(373)																(373)
Contributions from noncontrolling interests	264																264
Distributions to noncontrolling interests	(1,611)						(8,054)	(10,937)					18,991				(1,611)
Other	8			7									(13)		(20)		1
Balance, end of period at Dec. 31, 2021	$ 28,989			27,230			8,054	10,937		0	5	1	0		8,233		1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-02 [Member]
Net income attributable to Corebridge or noncontrolling interests	$ 8,479			8,159				8,159									320
Dividends on common stock			$ (876)			$ (876)			$ (876)
Other comprehensive income (loss)	(25,106)			(25,096)											(25,096)		(10)
Changes in noncontrolling interests due to divestitures and acquisitions	(104)																(104)
Contributions from noncontrolling interests	155																155
Distributions to noncontrolling interests	(1,181)									(6)	5	1					(1,181)
Other	37			(37)			(24)	(13)
Balance, end of period at Dec. 31, 2022	$ 10,319			$ 9,380			$ 8,030	$ 18,207		$ 6	$ 0	$ 0	$ 0		$ (16,863)		$ 939